Financial instruments and risk management - Interest rate risk (Details) - Interest rate risk - 2% increase in borrowings interest rate - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management
Interest rate basis	Central Bank of Russia Key Rate
Interest rate spread	2.00%
Gain (loss) on change in borrowing interest rates	₽ 89,875	₽ 115,834